Basis Of Preparation Of The Financial Statements	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of The Financial Statements
Basis Of Preparation Of The Financial Statements

2.   BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS

2.1  Statement of compliance

These consolidated Financial Statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

The consolidated financial statements provide comparative information for the preceding period.

On April 17, 2026, the Company’s Board of Directors authorized the issuance of the Consolidated Financial Statements.

2.2   Correlation between the explanatory notes disclosed in the 2024 and 2025 annual financial statements

The Company restructured the presentation of the explanatory notes for the fiscal year 2025, compared to the fiscal year 2024. The criteria of usefulness, relevance, and connectivity of the information disclosed in the financial statements were considered.

Below is the correlation between the explanatory notes disclosed in the annual financial statements for the fiscal years 2024 and 2025.

Number of the explanatory notes		Titles of the explanatory notes
Dec. 31, 2024	Dec. 31, 2025
1	1	Operating context
2	1.3	Concessions and authorizations
3	2	Basis of preparation
4	2.8	Principles of consolidation
5	3.1	Operating segments
6	12	Cash and cash equivalents
7	13	Marketable securities
8	14	Receivables from customers, traders and concession holders
9	23.1	Recoverable taxes
10	23.2	Income and social contribution taxes
11	22	Escrow deposits
12	5	Concession financial and sector assets and liabilities
13	6	Concession contract assets
14	9	Investments
15	7	Property, plant and equipment
16	8	Intangible assets
17	16	Leasing
18	17	Suppliers
19	23.3	Taxes payable and amounts to be refunded to customers
20	15	Loans and debentures
21	23.4	Regulatory charges
22	20	Accounts payable related to energy generated by customers
23	18	Post-employment obligations
24	21	Provisions
25	4	Equity and remuneration to shareholders
26	3.2	Revenue
27	3.3	Operating costs, expenses and other revenue
28	3.4	Finance income and expenses
29	10	Related party transactions
30	19	Financial instruments and risk management
31	11	Sale of assets
32	11	Assets classified as held for sale
33	24	Commitments
34	25	Subsequent events

2.3   Basis of measurement, functional currency and presentation currency

These consolidated financial statements have been prepared on a historical cost basis, except in the case of certain financial instruments and assets classified as held for sale, which are measured at fair value, in accordance with the standards applicable, as detailed in Note 19 and 11.1.

The consolidated financial statements are presented in Reais - R$, which is the functional currency of the Company and its subsidiaries and joint ventures. Amounts are presented in millions of Brazilian Reais (R$), unless otherwise indicated.

Transactions in foreign currency, corresponding to those not carried out in the functional currency, were converted to Reais at the exchange rate as of the transaction date. Balances of monetary assets and liabilities denominated in foreign currency are translated to Reais at the exchange rates at the reporting date. Foreign exchange gains and losses arising from translating monetary assets and liabilities are recognized as finance income and cost in the statements of income.

2.4   Use of estimates and judgments

Preparation of these financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Future reported results may differ from these estimates.

Estimates and assumptions are periodically reviewed, using as a reference both historical experience and any significant change in scenarios that could affect the Company’s financial position or results of operations. Revisions in relation to accounting estimates are recognized in the period in which the estimates are reviewed, and in any future periods affected.

The main estimates and judgments that have a significant effect on the amounts recognized in the financial statements are as follows:

•         Note 3.2 – Revenue (recognition of unbilled supply and construction margin)

•         Note 5 – concession financial and sector assets and liabilities (fair value measurement)

•         Note 6 – Contract assets (definition of construction margin and remeasurement of the contract asset)

•         Note 7 – Property, plant and equipment (useful life estimates and impairment assessment)

•         Note 8 – Intangible assets (capitalization of costs as infrastructure assets, useful life estimates, fair value of the right to extend the concession due to the settlement of the GSF – Generation Scaling Factor, and impairment assessment)

•         Note 9 – Investments (impairment assessment and fair value adjustments of investments)

•         Note 11 – Assets classified as held for sale (fair value measurement)

•         Note 14 – Receivables from customers, traders and concession holders (expected credit losses and unbilled supply)

•         Note 16 – Leases (measurement of the present value of lease liabilities considering the Company’s intention regarding renewal options; subsequent measurement of right-of-use assets)

•         Note 18 – Post-employment obligations (main actuarial assumptions in the measurement of post-employment obligations)

•         Note 19 – Financial instruments and risk management (fair value measurement)

•         Note 21 – Provisions (main assumptions regarding the probability and magnitude of resource outflows)

•         Note 23.2 – Income tax and social contribution (recognition of deferred tax, forecast of future taxable profits and uncertainties related to income taxes)

2.5   Material accounting policies

The material accounting policies described in detail in the explanatory notes have been applied consistently for all the business years presented in these financial statements, except for those described in Explanatory Note 2.6, which are standards that came into effect in January 2025 and as described in note 2.7, which addresses standards issued but not yet effective. The accounting policies adopted comply with the standards and regulations described in note 2.1 Statement of compliance.

2.6   New or revised accounting standards applied for the first time in 2025

The changes presented below became effective on January 1, 2025 and had no material impact on these consolidated financial statements.

Standards	Main changes
IAS 21 – The Effects of Changes in Foreign Exchange Rates – andIFRS 1 – First-time adoption of International Financial Reporting Standards

The changes seek to define the concept of when one currency is exchangeable for another, and provide orientation on procedures for non-convertible currencies, determining that convertibility should be assessed on the date of measurement based on the purpose of the transaction.
These changes have no material impact on the consolidated financial statements.

2.7   Standards issued but not yet effective

A number of new accounting standards are effective for annual reporting periods beginning after 1 January 2025 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

Standards	Main changes	Start of term
IFRS 9 and IFRS 7– Classification and measurement of financial instruments

The changes clarify how financial assets and liabilities with ESG and similar characteristics should be classified. The standard introduces an additional test, SPPI (Solely payments of principal and interest) for financial assets and liabilities with contingent characteristics, since these aspects may affect whether the measurement will be at amortized cost or at fair value. The SPPI test is a condition precedent for classification at amortized cost.

The changes also provide an exception relating to the moment when a financial liability should be de-recognized as a result of an electronic financial settlement. An accounting policy option was inserted to allow the company to de-recognize a financial asset before the date of financial settlement, provided that the specific criteria in the standard are met.

Also, additional disclosure requirements were inserted to increase transparency for investors in relation to investments in equity instruments measured at fair value through Other comprehensive income, and financial instruments with contingent characteristics, such as those linked to ESG targets.

The Company does not expect a material impact on its consolidated Financial Statements.

Jan. 1, 2026
IFRS 18 – Presentation and disclosure of financial statements

IFRS 18 will replace IAS 1 and introduce new requirements for presentation of the income statement for the period, including specified totals and subtotals.

Entities are required to classify all revenues and expenses in one of five categories: Operational, Investment, Financing, Income taxes, and Discontinued operations – the first three are newly-created categories.

The standard requires disclosure of measures of performance defined by the management, and subtotals of revenues and expenses, and includes new requirements for aggregation and disaggregation of financial information based on identified “functions” of the primary financial statements and the explanatory notes.

Alterations with restricted scope were made to IAS 7 (Cash flow statements), which include change of the starting point for determining cash flows from operations by the indirect method from “income or loss in the period” to “operational income or loss”, and removal of the optionality in classification of cash flows of dividends and interest.

There are consequent changes in several other standards. IFRS 18 will be applied with backdated effect.

The Company is still in the process of assessing the impact of the new accounting standard, particularly with respect to the structure of the Company's statement of income, the statement of cash flows and the additional disclosures required for measures of performance ('MPMs'). The Company is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as 'other'.

Jan. 1, 2027
IFRS 19 – Subsidiaries without Public Accountability: Disclosures

This standard will allow certain subsidiaries to opt to apply its reduced requirements for disclosure. The requirements for recognition, measurement and presentation stated in other IFRS accounting standards continue to apply.

To be eligible, at the end of the reporting period the subsidiary entity must not have any public accountability and must have a parent company (final or intermediate) that prepares consolidated financial statements, available for public use, in accordance with the IFRS accounting standards.

The Company does not expect any impacts on its Consolidated Financial Statements arising from this alteration.

Jan. 1, 2027

Rule	Main changes	Start of term
IFRS 10 – Consolidated financial statementsand IAS 28 – Investments in associates and joint ventures – Sale or contribution of assets between an investor and its associate or joint venture

This deals with situations involving the sale or contribution of assets between an investor and an affiliated company or joint venture. Specifically, the gains and losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an affiliate or joint venture that is accounted by the equity method are recognized in the parent company’s income statement only in proportion to the holdings of the non-related investor in that affiliate or joint venture. Likewise, the gains and losses resulting from remeasurement of investments retained in some former controlled company (which has become an affiliate or joint venture accounted by the equity method) at fair value are recognized in the income statement of the former parent in proportion to the holdings of the non-related investor shares in the new associate or joint venture.

The Company does not expect any impacts on its Consolidated Financial Statements arising from this alteration and awaits the formal positioning on the date of its coming into effect.

Not yet defined

2.8 Principles of consolidation

The financial statement of subsidiaries used for consolidation, and of equity- accounted investees used for the equity method, are prepared as of the same reporting date of the Company.

The direct equity investments of CEMIG, included in the consolidation, are the following:

	Dec. 31, 2025 and 2024
Subsidiary	Accounting method	Direct interest (%)
CEMIG Geração e Transmissão S.A.	Consolidation	100.00
CEMIG Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais	Consolidation	99.57
Sete Lagoas Transmissora de Energia S.A.	Consolidation	100.00

Refer to the Note 1 for all direct and indirect consolidated subsidiaries.

Accounting policy

Subsidiaries

The Company is deemed to control an investee when it has: (i) the power to direct the investee’s significant activities; (ii) the right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power to affect the value of these returns. When facts or circumstances indicate that one or more of these elements of control has changed, the Company evaluates whether or not it exercises control over the investee.

The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control is obtained, until the date on which the control ceases. The accounting policies of the subsidiaries and jointly controlled entities are aligned with the policies adopted by the Company.

When the Company loses control of an investee, it derecognizes the assets and liabilities of the former subsidiary from the statements of financial position, at the date when control is lost. Any investment retained in the former subsidiary is recognized at its fair value and any resulting difference is recognized as gain or loss in the statement of income.

Jointly controlled

Jointly-controlled investees are deemed to be those investees in which the Company shares control with another company under a contractual agreement, regardless of the percentage interest held in the voting stock of the investee. In these cases, the Company does not individually exercise the power to make financial and operational decisions in the investee.

The accounting policies of the jointly-controlled investees are aligned with the policies adopted by the Company.

Jointly controlled entities are accounted for under the equity method.

Further details are given in the accounting policies section of note 9.

Joint operations

The Company’s interests in joint operations (including consortia) are accounted for by recognising its share of the assets, liabilities and results of operations related to the arrangement.

Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee.

Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.

Equity interest of non-controlling interests

The equity interest of non-controlling interests is recognized as the proportional share of the non-controlling stockholders in the net assets of the subsidiary, when applicable. It is presented in equity, separately from the net equity attributable to the controlling stockholders.